PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 130	$ 92	$ 78
Property and equipment	[1]	876	874
Accumulated depreciation	[2]	462	505
Property and equipment, net		414	369
Disposals amount		173
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	115	100
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	426	378
Computer and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	$ 335	$ 396

[1]	Includes disposals amounted to $173 in the year ended December 31, 2016. [In the years ended December 31, 2015 and 2014 there were no disposals.
[2]	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2015 and 2014 there were no disposals.